Long-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Long-term debt carrying values by contractual maturity
Under 1 year	$ 45,878,000,000
1-5 years	114,767,000,000
After 5 years	87,024,000,000
Long-term Debt	247,669,000,000	266,318,000,000
Long Term Debt (Textuals) [Abstract]
Debt Instrument, Interest Rate, modified for the effects of hedge accounting, Minimum	(0.12%)	0.21%
Debt Instrument, Interest Rate, modified for the effects of hedge accounting, Maximum	14.21%	14.21%
Beneficial Interests Issued By Consolidated VIEs - Structured Notes Accounted for at Fair Value	38,839,000,000	48,972,000,000
Commercial paper	35,363,000,000	41,794,000,000
Long term debt - redeemable at the option JPMorgan Chase	45,900,000,000
Long term debt maturing in year 2	51,900,000,000
Long term debt maturing in year 3	20,400,000,000
Long term debt maturing in year 4	23,500,000,000
Long term debt maturing in year 5	18,900,000,000
Zero-coupon notes	879,000,000	3,400,000,000
Zero-coupon notes - aggregate principal amount at maturity	2,700,000,000	6,600,000,000
Weighted average contractual interest rates for long term debt	3.78%	3.52%
Long term debt weighted average contractual Interest Rate, modified for the effects of hedge accounting	0.0252	0.0186
Parent Company guarantee of certain debt of its subsidiaries, including both long-term debt and structured notes	3,700,000,000	4,500,000,000
Collateral used to secure Long Term Debt	11,700,000,000	11,400,000,000
Deferrable interest debentures issued	20,300,000,000	19,600,000,000
Redeemable Long Term Debt	35,600,000,000
Senior Debt Obligations [Member] | JPMorgan Chase & Co. [Member]
Long-term debt carrying values by contractual maturity
Under 1 year, Minimum	0.36%
Under 1 year, Maximum	6.00%
1-5 years, Minimum	0.31%
1-5 years, Maximum	7.00%
After 5 years, Minimum	0.24%
After 5 years, Maximum	7.25%
Interest rates, Minimum	0.0024	0.0022
Interest rates, Maximum	0.0725	0.0750
Senior Debt Obligations [Member] | JPMorgan Chase & Co. [Member] | Long-term Debt, Fixed Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	20,384,000,000
1-5 years	47,031,000,000
After 5 years	31,372,000,000
Long-term Debt	98,787,000,000	93,729,000,000
Long Term Debt (Textuals) [Abstract]
Portion of long term debt guaranteed by FDIC under temporary liquidity guarantee program (TLG)	18,500,000,000	21,600,000,000
Senior Debt Obligations [Member] | JPMorgan Chase & Co. [Member] | Long Term Debt Variable Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	15,648,000,000
1-5 years	37,119,000,000
After 5 years	6,260,000,000
Long-term Debt	59,027,000,000	73,335,000,000
Long Term Debt (Textuals) [Abstract]
Portion of long term debt guaranteed by FDIC under temporary liquidity guarantee program (TLG)	17,900,000,000	19,300,000,000
Senior Debt Obligations [Member] | Long-term Debt, Fixed Interest Rate [Member] | Subsidiaries [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	546,000,000
1-5 years	1,782,000,000
After 5 years	2,900,000,000
Long-term Debt	5,228,000,000	3,310,000,000
Senior Debt Obligations [Member] | Long Term Debt Variable Interest Rate [Member] | Subsidiaries [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	6,435,000,000
1-5 years	17,199,000,000
After 5 years	6,911,000,000
Long-term Debt	30,545,000,000	39,835,000,000
Senior Debt Obligations [Member] | Subsidiaries [Member]
Long-term debt carrying values by contractual maturity
Under 1 year, Minimum	0.26%
Under 1 year, Maximum	2.00%
1-5 years, Minimum	0.21%
1-5 years, Maximum	3.75%
After 5 years, Minimum	0.32%
After 5 years, Maximum	14.21%
Interest rates, Minimum	0.0021	0.0016
Interest rates, Maximum	0.1421	0.1421
Subordinated Debt Obligations [Member] | JPMorgan Chase & Co. [Member]
Long-term debt carrying values by contractual maturity
Under 1 year, Minimum	5.90%
Under 1 year, Maximum	6.75%
1-5 years, Minimum	1.37%
1-5 years, Maximum	6.63%
After 5 years, Minimum	2.16%
After 5 years, Maximum	8.53%
Interest rates, Minimum	0.0137	0.0114
Interest rates, Maximum	0.0853	0.1000
Subordinated Debt Obligations [Member] | JPMorgan Chase & Co. [Member] | Long-term Debt, Fixed Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	2,865,000,000
1-5 years	9,649,000,000
After 5 years	9,486,000,000
Long-term Debt	22,000,000,000	24,851,000,000
Subordinated Debt Obligations [Member] | JPMorgan Chase & Co. [Member] | Long Term Debt Variable Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	0
1-5 years	1,987,000,000
After 5 years	9,000,000
Long-term Debt	1,996,000,000	1,838,000,000
Subordinated Debt Obligations [Member] | Long-term Debt, Fixed Interest Rate [Member] | Subsidiaries [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	0
1-5 years	0
After 5 years	8,605,000,000
Long-term Debt	8,605,000,000	8,655,000,000
Subordinated Debt Obligations [Member] | Long Term Debt Variable Interest Rate [Member] | Subsidiaries [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	0
1-5 years	0
After 5 years	1,150,000,000
Long-term Debt	1,150,000,000	1,150,000,000
Subordinated Debt Obligations [Member] | Subsidiaries [Member]
Long-term debt carrying values by contractual maturity
After 5 years, Minimum	0.63%
After 5 years, Maximum	8.25%
Interest rates, Minimum	0.0063	0.0058
Interest rates, Maximum	0.0825	0.0825
Junior Subordinated Debt [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	0
1-5 years	0
After 5 years	20,331,000,000
Long-term Debt	20,331,000,000	19,615,000,000
After 5 years, Minimum	0.79%
After 5 years, Maximum	8.75%
Interest rates, Minimum	0.0079	0.0078
Interest rates, Maximum	0.0875	0.0875
Junior Subordinated Debt [Member] | Long-term Debt, Fixed Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	0
1-5 years	0
After 5 years	15,249,000,000
Long-term Debt	15,249,000,000	16,349,000,000
Junior Subordinated Debt [Member] | Long Term Debt Variable Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	0
1-5 years	0
After 5 years	5,082,000,000
Long-term Debt	5,082,000,000	3,266,000,000
Long-term Beneficial Interests [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	13,893,000,000
1-5 years	29,019,000,000
After 5 years	9,642,000,000
Long-term Debt	52,554,000,000	10,438,000,000
Under 1 year, Minimum	0.28%
Under 1 year, Maximum	7.00%
1-5 years, Minimum	0.25%
1-5 years, Maximum	11.00%
After 5 years, Minimum	0.05%
After 5 years, Maximum	7.47%
Interest rates, Minimum	0.0005	0.0025
Interest rates, Maximum	0.1100	0.0713
Long Term Debt (Textuals) [Abstract]
Beneficial Interests Issued By Consolidated VIEs - Structured Notes Accounted for at Fair Value	1,500,000,000	1,400,000,000
Commercial paper	25,100,000,000	4,800,000,000
Long-term Beneficial Interests [Member] | Long-term Debt, Fixed Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	3,095,000,000
1-5 years	4,328,000,000
After 5 years	2,372,000,000
Long-term Debt	9,795,000,000	1,034,000,000
Long-term Beneficial Interests [Member] | Long Term Debt Variable Interest Rate [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	10,798,000,000
1-5 years	24,691,000,000
After 5 years	7,270,000,000
Long-term Debt	42,759,000,000	9,404,000,000
Secured Debt [Member]
Long-term debt carrying values by contractual maturity
Long-term Debt	8,300,000,000	8,100,000,000
JPMorgan Chase & Co. [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	38,897,000,000
1-5 years	95,786,000,000
After 5 years	47,127,000,000
Long-term Debt	181,810,000,000	193,753,000,000
Long Term Debt (Textuals) [Abstract]
Long term debt maturing in year 2	42,400,000,000
Long term debt maturing in year 3	17,600,000,000
Long term debt maturing in year 4	19,000,000,000
Long term debt maturing in year 5	16,800,000,000
Subsidiaries [Member]
Long-term debt carrying values by contractual maturity
Under 1 year	6,981,000,000
1-5 years	18,981,000,000
After 5 years	19,566,000,000
Long-term Debt	$ 45,528,000,000	$ 52,950,000,000